S000000583 [Member] Investment Objectives and Goals - BARON GROWTH FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Growth Fund® (the “Fund”) is capital appreciation through long-term investments primarily in securities of small-sized growth companies.